MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Marketable Securities
Marketable securities activity for the three months-ended June 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities – available for sale	—	—	—	1,656,333	—

Total	$—	$—	$—	$1,656,333	$—

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities – available for sale	—	—	—	1,490,600	—

Total	$—	$—	$—	$1,490,600	$—